Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As discussed in the Compensation Discussion and Analysis section above, the compensation committee of the board has implemented an executive compensation program designed to link a substantial part of each executive’s realized compensation to the achievement of the Company’s financial and operating objectives as well as to align executives’ pay with changes in the value of shareholder investments. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information regarding the compensation of our named executive officers and the Company’s performance. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the
compensation committee view the link between the Company’s performance and its Named Executive Officers pay.

Year	Summary Compensation Table Total for Don Young	Compensation Actually Paid to Don Young (1)(2)	Average Summary Compensation Total for Other Named Executive Officers (3)	Average Compensation Actually Paid to Other Named Executive Officers(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($thousands)	Adjusted EBITDA
					ASPN Cumulative Total Shareholder Return (“TSR”)	S&P 1500 Specialty Chemicals Index Cumulative TSR
2022	$2,378,906	$(20,840,392)	$1,406,497	$(606,470)	$52	$7	($82,738)	$(60,638)
2021	$8,367,611	$30,297,488	$790,094	$4,252,939	$542	$45	($37,094)	$(25,983)
2020	$2,298,852	$5,328,933	$624,828	$1,895,890	$115	$15	$(21,809)	$(6,367)

(1)
For each year, “Compensation Actually Paid” r
eflec
ts the Summary Compensation Total (“SCT”) for the relevant named executive officer(s)
less
the values included in the “Stock Awards” and “Option Awards” columns and adding to this
:

•	The fair value at the end of the year of equity compensation granted during the year;

•	The change in fair value as of the vesting date, measured from the prior year-end, of any equity awards granted in prior years that vested during the year (whether positive or negative); and

•	The change in fair value at year-end, measured from the prior year-end, of any equity awards granted in prior years that remained unvested as of the end of the year (whether positive or negative)
As a result, “Compensation Actually Paid” does not reflect the value that was or may actually be realized by the named executive officers.
In calculating the year-over-year change in the value of unvested option awards as well as the change in value to mid-year
vesting dates, the options’ Black-Scholes values were calculated at each measurement date using the following inputs:

•	Fair value: based on the closing share price on the measurement date.

•
Expected life:
for
in-the-money
options, the time elapsed since the grant date was deducted from the original expected life assumption. For out-of-the-money
options, the expected life was adjusted upward in proportion to the degree to which the options were out-of-the-money
relative to their exercise price.

•	Stock price volatility: based on historical volatility for a trailing term to match the updated expected life assumption as of each measurement date.

•	Risk-free rate: based on an interpolated rate for a U.S. Treasury security with a term to match the updated expected life assumption as of each measurement date.

•
Dividend yield:
based on the most recent quarterly dividend, annualized, as of each measurement date. The Company does not intend to pay cash dividend
s on o
ur common stock in the foreseeable future, nor have we paid dividends on our common stock in the past.

(2)	The amounts deducted and added in calculating the “Compensation Actually Paid” for Mr. Young are as follows:

	2020	2021	2022
Reported SCT Total Compensation	$2,298,852	$8,367,611	$2,378,906
Equity Award Values Reported in the SCT	$(1,781,583)	$(7,206,990)	$(999,982)
Year End Fair Value of Equity Awards Granted in the Year	$1,911,669	$21,382,713	$381,597
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$2,881,538	$6,527,516	$(19,314,178)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$18,457	$1,226,638	$(3,286,735)
Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	$—	$—	$—
Pension Values Reported in the SCT	$—	$—	$—
Pension Service Cost Attributable to Year	$—	$—	$—
Compensation Actually Paid	$5,328,933	$30,297,488	$(20,840,392)

(3)
For 2022, other named executive officers include John F. Fairbanks, Gregg Landes, Ricardo C. Rodriguez, Keith L. Schilling, and Corby C. Whitaker. For 2021, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg Landes, and Corby C. Whitaker. For 2020, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg Landes, and Corby C. Whitaker.

The amounts deducted and added in calcula
ting
the a
verage
“Compensation Actually Paid” for these named executive officers are as follows:

	2020	2021	2022
Average Reported SCT Total Compensation	$624,828	$790,094	$1,406,497
Average Equity Award Values Reported in the SCT	$(332,521)	$(281,240)	$(816,963)
Average Year End Fair Value of Equity Awards Granted in the Year	$785,028	$697,589	$405,696
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$807,996	$2,522,426	$(772,045)
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$10,558	$524,071	$(829,656)
Average Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	$—	$—	$—
Average Pension Values Reported in the SCT	$—	$—	$—
Average Pension Service Cost Attributable to Year	$—	$—	$—
Average Compensation Actually Paid	$1,895,890	$4,252,939	$(606,470)

(4)
“Adjusted EBITDA” is EBITDA adjusted for certain items as discussed in Management’s Discussion and Analysis of Financial Condition and Results of Operations in the Form
10-K
for the fiscal year ended December 31, 2022.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote [Text Block]	For 2022, other named executive officers include John F. Fairbanks, Gregg Landes, Ricardo C. Rodriguez, Keith L. Schilling, and Corby C. Whitaker. For 2021, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg Landes, and Corby C. Whitaker. For 2020, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg Landes, and Corby C. Whitaker.
PEO Total Compensation Amount	$ 2,378,906	$ 8,367,611	$ 2,298,852
PEO Actually Paid Compensation Amount	$ (20,840,392)	30,297,488	5,328,933
Adjustment To PEO Compensation, Footnote [Text Block]
The amounts deducted and added in calculating the “Compensation Actually Paid” for Mr. Young are as follows:

	2020	2021	2022
Reported SCT Total Compensation	$2,298,852	$8,367,611	$2,378,906
Equity Award Values Reported in the SCT	$(1,781,583)	$(7,206,990)	$(999,982)
Year End Fair Value of Equity Awards Granted in the Year	$1,911,669	$21,382,713	$381,597
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$2,881,538	$6,527,516	$(19,314,178)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$18,457	$1,226,638	$(3,286,735)
Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	$—	$—	$—
Pension Values Reported in the SCT	$—	$—	$—
Pension Service Cost Attributable to Year	$—	$—	$—
Compensation Actually Paid	$5,328,933	$30,297,488	$(20,840,392)

Non-PEO NEO Average Total Compensation Amount	$ 1,406,497	790,094	624,828
Non-PEO NEO Average Compensation Actually Paid Amount	$ (606,470)	4,252,939	1,895,890
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The amounts deducted and added in calcula
ting
the a
verage
“Compensation Actually Paid” for these named executive officers are as follows:

	2020	2021	2022
Average Reported SCT Total Compensation	$624,828	$790,094	$1,406,497
Average Equity Award Values Reported in the SCT	$(332,521)	$(281,240)	$(816,963)
Average Year End Fair Value of Equity Awards Granted in the Year	$785,028	$697,589	$405,696
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$807,996	$2,522,426	$(772,045)
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$10,558	$524,071	$(829,656)
Average Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	$—	$—	$—
Average Pension Values Reported in the SCT	$—	$—	$—
Average Pension Service Cost Attributable to Year	$—	$—	$—
Average Compensation Actually Paid	$1,895,890	$4,252,939	$(606,470)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]	The chart below outlines Compensation Actually Paid and the Company’s net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The chart below outlines Compensation Actually Paid and the Company’s Adjusted EBITDA.
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Performance Measure	Description; Link to Company Performance
Adjusted EBITDA	Various measures of EBITDA are widely used by investors to measure a company’s operating performance without regard to items that can vary substantially from company to company depending upon financing and accounting methods, book values of assets, capital structures and the methods by which assets were acquired.

Revenue	In addition to adjusted EBITDA, revenue is a key driver investors use in the evaluation of our Company’s performance. It is frequently compared to Company projections and examined in relation to annual guidance in order to determine how well the Company is performing relative to expectations.

Share Price	Share price directly impacts the value of compensation as equity awards are derivatives linked to the share price.

Total Shareholder Return Amount	$ 52	542	115
Peer Group Total Shareholder Return Amount	7	45	15
Net Income (Loss)	$ (82,738,000)	$ (37,094,000)	$ (21,809,000)
Company Selected Measure Amount	(60,638)	(25,983)	(6,367)
PEO Name	Don Young
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Share Price
PEO [Member] | Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (999,982)	$ (7,206,990)	$ (1,781,583)
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	381,597	21,382,713	1,911,669
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,314,178)	6,527,516	2,881,538
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,286,735)	1,226,638	18,457
Non-PEO NEO [Member] | Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(816,963)	(281,240)	(332,521)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	405,696	697,589	785,028
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(772,045)	2,522,426	807,996
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (829,656)	$ 524,071	$ 10,558